Non-Controlling Interest in Consolidated Subsidiaries - Options (Details) - MXN ($) $ in Millions		12 Months Ended
	Dec. 13, 2019	Dec. 31, 2021	Dec. 31, 2019
Disclosure Of Non Controlling Interest In Consolidated Subsidiaries [line items]
derivative instrument, intrinsic value		$ 0
Grupo Socofar
Disclosure Of Non Controlling Interest In Consolidated Subsidiaries [line items]
Percentage of ownership in subsidiary	40.00%		100.00%
NW Synergy Holdings LLC.
Disclosure Of Non Controlling Interest In Consolidated Subsidiaries [line items]
Percentage of ownership in subsidiary		89.50%
FEMSA Comercio Health Division
Disclosure Of Non Controlling Interest In Consolidated Subsidiaries [line items]
Ownership under option, as a percent	40.00%
Open Market
Disclosure Of Non Controlling Interest In Consolidated Subsidiaries [line items]
Ownership under option, as a percent		20.00%
Percentage of ownership in subsidiary		20.00%